Common Stock, Warrants, Options, and Stock Compensation (Tables)	12 Months Ended
Sep. 30, 2011
Common Stock, Options, and Stock Compensation [Abstract]
Information on Class A Common Stock issued as acquisition

	Fiscal Years Ended September 30,
	2011	2010	2009
Shares issued due to acquisitions	208,763	—	5,174,900

Compensation costs included in net income

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Gross compensation costs
Stock options	$—	$4	$63
Restricted stock	13,208	4,508	3,638

Total gross compensation costs	13,208	4,512	3,701

Income tax benefits
Stock options	(1)	(56)	(32)
Restricted stock	(4,508)	(1,517)	(1,208)

Total income tax benefits	(4,509)	(1,573)	(1,240)

Net compensation expense	$8,699	$2,939	$2,461

Summary of the restricted stock awards (RSA) activity

	Fiscal Year Ended September 30, 2011
		Weighted
		Average Grant
	Shares	Date Fair Value
Outstanding at beginning of year	1,781,250	$13.50
Granted	868,500	20.34
Released	(1,035,250)	13.08
Forfeited	(79,500)	16.61

Outstanding at end of year	1,535,000	$17.49

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In millions except per share amounts)
Weighted average grant-date fair value per share of RSAs granted	$20.34	$14.64	$17.51
Total grant —date fair value of RSAs vested	$13.5	$0.2	$4.8

Summary of the option activity

			Weighted
			Average
		Weighted	Remaining	Aggregate
		Average	Contractual	Intrinsic
		Exercise	Term	Value
	Shares	Price	(years)	(thousands)

Outstanding at September 30, 2010	293,398	$3.81
Granted	—	—
Forfeited	—	—
Expired	(8,400)	1.48
Exercised	(62,600)	6.57

Outstanding at September 30, 2011	222,398	$3.12	2.37	$5,652
Vested and expected to vest	222,398	$3.12	2.37	$5,652
Vested at September 30, 2011	222,398	$3.12	2.37	$5,652

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In millions except share amounts)
Shares issued due to stock option exercises	62,173	494,202	1,528,048
Proceeds due to stock option exercises	$0.4	$1.6	$4.9
Tax benefit from stock option exercises	$0.2	$2.1	$1.4
Intrinsic value of stock options exercised	$1.5	$7.7	$15.5